Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	Brands and Trademarks	Customer relationships	Intangible assets under development and prepayments	Other intangible assets	Total
Cost
October 1, 2021	1,383,480	304,191	4,329	5,282	1,697,282
Additions	—	—	1,407	407	1,814
Disposals	—	—	(5)	—	(5)
Transfers			—	—	—
Impact of foreign currency translation	122,633	41,541	—	263	164,437
September 30, 2022	1,506,113	345,732	5,731	5,952	1,863,528
October 1, 2022	1,506,113	345,732	5,731	5,952	1,863,528
Additions	—	—	716	79	795
Disposals	—	—	(5,175)	—	(5,175)
Transfers	—	—	(220)	702	482
Impact of foreign currency translation	(61,929)	(22,473)	(0)	40,765	(43,638)
September 30, 2023	1,444,184	323,259	1,052	47,498	1,815,992

Accumulated amortization
October 1, 2021	—	(10,767)	—	(724)	(11,491)
Amortization	—	(27,491)	(5,146)	(1,573)	(34,210)
Impact of foreign currency translation	—	(2,464)	—	(162)	(2,626)
September 30, 2022	—	(40,722)	(5,146)	(2,459)	(48,327)
October 1, 2022	—	(40,722)	(5,146)	(2,459)	(48,327)
Amortization	—	(27,026)	—	(1,546)	(28,572)
Disposals	—	—	5,146	—	5,146
Impact of foreign currency translation	—	2,276	—	(40,780)	(38,504)
September 30, 2023	—	(65,472)	—	(44,785)	(110,257)

Net book value
September 30, 2022	1,506,113	305,010	585	3,493	1,815,201
September 30, 2023	1,444,184	257,787	1,052	2,713	1,705,736

Carrying Value of Indefinite-Lived Intangibles

The carrying value of the indefinite-lived intangibles was the following:

	Americas	Europe	ASPA	MEAI	Total
As at September 30, 2022	856,565	509,878	100,581	39,089	1,506,113
As at September 30, 2023	801,621	496,735	98,777	47,051	1,444,184